Sep. 09, 2015

American Beacon Zebra Small Cap Equity Fund

Supplement dated September 9, 2015
to the
Prospectus dated December 29, 2014

Effective immediately, American Beacon Advisors, Inc. ("Manager) will decrease the contractual expense limitation and increase the contractual fee waiver and/or expense reimbursement for each class of the American Beacon Zebra Small Cap Equity Fund.  The information below supplements the Prospectus dated December 29, 2014 and is in addition to any other supplement(s):

The "Fund Summaries - American Beacon Zebra Small Cap Equity Fund - Fees and Expenses of the Fund - Annual Fund Operating Expenses" section is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

	A	C	Y	Institutional	Investor
Management fee	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other expenses	1.22%	1.23%	1.07%	1.06%	1.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses[2]	2.06%	2.82%	1.66%	1.65%	1.87%
Fee waiver and/or expense reimbursement[3]	(0.76%)	(0.77%)	(0.66%)	(0.75%)	(0.59%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.30%	2.05%	1.00%	0.90%	1.28%

[1]	The fee table has been restated with respect to the Fund's A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014
[2]
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[3]
Effective September 9, 2015, the Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, Institutional Class and Investor Class shares, as applicable, through December 31, 2016 to the extent that Total Annual Fund Operating Expenses exceed 1.29% for the A Class, 2.04% for the C Class, 0.99% for the Y Class, 0.89% for the Institutional Class and 1.27% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.

The "Fund Summaries - American Beacon Zebra Small Cap Equity Fund - Example" section is deleted and replaced with the following:

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the expense limitation arrangement through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$700	$1,114	$1,554	$2,770
C	$308	$801	$1,421	$3,092
Y	$102	$459	$840	$1,910
Institutional	$92	$447	$826	$1,892
Investor	$130	$531	$956	$2,142

Assuming no redemption of shares:

Share Class	1 Year	3 Years	5 Years	10 Years
C	$208	$801	$1,421	$3,092